Accrued expenses and other current liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Accrued expenses and other current liabilities

Note 6.       Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2011	March 31, 2011

Accrued compensation	$103,592	$—
Accrued warranty	90,000	—
Accrued professional fees	108,850	45,200
Accrued rents		53,613
Accrued other	6,992	9,513
	$309,434	$108,326

Note 5. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2011	2010

Accrued professional fees	$45,200	$28,300
Accrued interest	—	21,819
Accrued rents	53,613	—
Accrued other	9,513	10,931
	$108,326	$61,050